UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	32 Threadneedle Lane
		Stamford, CT 06902

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-356-0284
Signature, Place, and Date of Signing:

	Monica C. Grady	Stamford, Connecticut	August 4, 2000

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	107

Form 13F Information Table Value Total:	$1,356,256

List of Other Included Managers:

No.	13F File Number	Name

None















                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
54692
1227315
SH

SOLE

1227315
0
0
AK Steel Holding Corp.
Common
001547908
1280
160065
SH

SOLE

160065
0
0
Alleghany Corp. Del
Common
017175100
5087
30284
SH

SOLE

30284
0
0
American Express Company
Common
025816109
308
5925
SH

SOLE

5925
0
0
American Home Products Corp.
Common
026609107
54083
920564
SH

SOLE

920564
0
0
American Intl. Group Inc.
Common
026874107
4537
38618
SH

SOLE

38618
0
0
Anheuser Busch Companies Inc.
Common
035229103
537
7200
SH

SOLE

7200
0
0
Associates First CAP
Class A
046008108
44248
1983120
SH

SOLE

1983120
0
0
AT&T Corp.
Common
001957109
32319
1021955
SH

SOLE

1021955
0
0
AT&T Corp. - Liberty Media Group
Common Series A
001957208
55591
2292429
SH

SOLE

2292429
0
0
Automatic Data Process
Common
053015103
1198
22367
SH

SOLE

22367
0
0
BP Amoco PLC
Sponsored ADR
055622104
445
7885
SH

SOLE

7885
0
0
Bank of New York
Common
064057102
2232
48000
SH

SOLE

48000
0
0
BankAmerica Corp.
Common
066050105
570
13276
SH

SOLE

13276
0
0
Berkshire Hathaway Inc. Del
Class A
084670108
699
13
SH

SOLE

13
0
0
Berkshire Hathaway Inc. Del
Class B
084670207
985
560
SH

SOLE

560
0
0
Bristol Myers Squibb Co.
Common
110122108
2277
39103
SH

SOLE

39103
0
0
Cendant Corp.
Common
151313103
51589
3684995
SH

SOLE

3684995
0
0
Chase Manhattan Bank
Common
16161A108
50378
1093690
SH

SOLE

1093690
0
0
Chevron Corp.
Common
166751107
424
5000
SH

SOLE

5000
0
0
Cisco Systems Inc.
Common
17275R102
298
4700
SH

SOLE

4700


Citigroup, Inc.
Common
172967101
51730
858594
SH

SOLE

858594
0
0
Colgate Palmolive Co.
Common
194162103
5134
85750
SH

SOLE

85750
0
0
Comcast Corp.
Class A Spl.
200300200
52434
1294671
SH

SOLE

1294671
0
0
Compaq Computers
Common
204493100
2094
81950
SH

SOLE

81950
0
0
Conoco Inc.
Class B
208251405
384
15660
SH

SOLE

15660
0
0
Walt Disney Productions
Common
254687106
528
13609
SH

SOLE

13609
0
0
Dupont De Nemours & Co.
Common
263534109
32155
734983
SH

SOLE

734983
0
0
EMC Corporation Mass.
Common
268648102
307
4000
SH

SOLE

4000
0
0
Eastman Kodak Co.
Common
277461109
41998
705857
SH

SOLE

705857
0
0
Emerson Electric Co.
Common
291011104
46318
737183
SH

SOLE

737183
0
0
Ensco International Inc.
Common
26874Q100
209
5850
SH

SOLE

5850
0
0
Exxon Corporation
Common
302290101
1120
14278
SH

SOLE

14278
0
0
Federal Home Loan Mtg. Corp.
Common
313400301
41345
1020881
SH

SOLE

1020881
0
0
Federal National Ntg. Assn.
Common
313586109
8005
153405
SH

SOLE

153405
0
0
First Data Corp.
Common
319963104
52137
1050635
SH

SOLE

1050635
0
0
Fleet Boston Financial
Common
339030108
296
8733
SH

SOLE

8733
0
0
Ford Motor Co.
Common
345370100
544
12669
SH

SOLE

12669
0
0
G Wesco International
Common
95082p105
119
12500
SH

SOLE

12500
0
0
GTE Corp.
Common
326320103
1463
23507
SH

SOLE

23507
0
0
Gannett Inc.
Common
364730101
42196
705480
SH

SOLE

705480
0
0
General Electric
Common
369604103
13363
252145
SH

SOLE

252145
0
0
General Motors Corp.
Common
370442105
31848
548520
SH

SOLE

548520
0
0
Goldman Sachs Group Inc.
Common
38141G104
237
2500
SH

SOLE

2500
0
0
Halliburton Co.
Common
406216101
40613
860680
SH

SOLE

860680
0
0
Harman International Industries Inc.
Common
413086109
8538
139980
SH

SOLE

139980
0
0
Hercules Inc.
Common
427056106
154
11000
SH

SOLE

11000
0
0
Hewlett Packard Inc.
Common
428236103
791
6340
SH

SOLE

6340
0
0
Home Depot Inc.
Common
437076102
535
10716
SH

SOLE

10716
0
0
Honeywell International
Common
438516106
33656
999094
SH

SOLE

999094
0
0
IMS Health Inc.
Common
449934108
39148
2174940
SH

SOLE

2174940
0
0
Infinity Broadcasting Corp.
Class A New
45662s102
3234
88770
SH

SOLE

88770
0
0
International Business Machines
Common
459200101
45583
416054
SH

SOLE

416054
0
0
Johnson & Johnson
Common
478160104
1391
13654
SH

SOLE

13654
0
0
Jones Apparel Group Inc.
Common
480074103
39496
1680705
SH

SOLE

1680705
0
0
Kerr McGee Corp.
Common
492386107
34284
581703
SH

SOLE

581703
0
0
Lilly Eli & Co.
Common
532457108
799
8000
SH

SOLE

8000
0
0
Lucent Technologies Inc.
Common
549463107
2064
34839
SH

SOLE

34839
0
0
MGIC Investment Corp. Wisconsin
Common
552848103
33472
735650
SH

SOLE

735650
0
0
Marriot International Inc.
Class A
571900109
37746
1046690
SH

SOLE

1046690
0
0
MediaOne Group, Inc.
Common
58440J104
11766
177433
SH

SOLE

177433
0
0
Merck & Co., Inc.
Common
589331107
1311
17110
SH

SOLE

17110
0
0
Microsoft Corp.
Common
594918104
1931
24140
SH

SOLE

24140
0
0
Millenium Pharmeceutical
Common
599902103
223
2000
SH

SOLE

2000
0
0
Minnesota Mining & Manufacturing Co.
Common
604059105
231
2800
SH

SOLE

2800
0
0
Nasdaq 100 Trust Unit
Common Series 1
631100104
211
2270
SH

SOLE

2270
0
0
National Techteam Inc.
Common
638108100
176
50000
SH

SOLE

50000
0
0
Orchid Biosciences Inc.
Common
68571P100
208
5500
SH

SOLE

5500
0
0
Oz/one, Inc.
Common
629990914
232
2300
SH

SOLE

2300
0
0
PMI Group Inc.
Common
69344M101
895
18845
SH

SOLE

18845
0
0
Pepsico Inc.
Common
713448108
6748
151870
SH

SOLE

151870
0
0
Pfizer Inc.
Common
717081103
2254
46965
SH

SOLE

46965
0
0
PrimeEnergy Corp.
Common
74158E108
121
25000
SH

SOLE

25000
0
0
Proctor & Gamble Co.
Common
742718109
2870
50148
SH

SOLE

50148
0
0
Quadrex  Corp.
Common
747309102
0
10000
SH

SOLE

10000
0
0
Quaker Oats Co.
Common
747402105
480
6400
SH

SOLE

6400
0
0
Republic Services
Common
760759100
880
55000
SH

SOLE

55000
0
0
Royal Dutch Petroleum Co.
NY Reg Gldr 5
780257705
421
6840
SH

SOLE

6840
0
0
SBC Communications
Common
78387G103
494
11424
SH

SOLE

11424
0
0
SLM Holding Corp.
Common
78442A109
41398
1105800
SH

SOLE

1105800
0
0
Santa Fe Snyder Corp.
Common
80218K105
3652
321060
SH

SOLE

321060
0
0
Schering Plough Corp.
Common
806605101
2839
56228
SH

SOLE

56228
0
0
Schlumberger Ltd.
Common
806857108
261
3500
SH

SOLE

3500
0
0
Sherwin Williams Co.
Common
824348106
7269
343080
SH

SOLE

343080
0
0
Smithkline Beecham PLC
ADR Rep Ord
832378301
1381
21200
SH

SOLE

21200
0
0
Sun Microsystems
Common
866810104
509
5600
SH

SOLE

5600
0
0
Sungard Data Systems Inc.
Common
867363103
2361
76190
SH

SOLE

76190
0
0
Texaco Inc.
Common
881694103
39735
746205
SH

SOLE

746205
0
0
Time Warner Inc.
Common
887315109
5481
72119
SH

SOLE

72119
0
0
Tricon Global Restaurant
Common
895953107
40760
1442835
SH

SOLE

1442835
0
0
Ucar International Inc.
Common
90262K109
462
35400
SH

SOLE

35400
0
0
United Technologies
Common
913017109
825
14020
SH

SOLE

14020
0
0
Verizon Communications
Common
92343v104
614
12102
SH

SOLE

12102
0
0
Viacom Inc.
Class B
925524308
1878
27548
SH

SOLE

27548
0
0
Visteion Corp.
Common
92839u107
1878
27548
SH

SOLE

27548
0
0
Waste Management, Inc. (New)
Common
94106l109
742
39100
SH

SOLE

39100
0
0
Water Pik Technologies
Common
94113U100
125
20000
SH

SOLE

20000
0
0
Worldcom Inc.
Common
98157D106
58785
1281425
SH

SOLE

1281425
0
0
XL Capital Ltd.
Class A
982551056
521
9635
SH

SOLE

9635
0
0
Blackrock Advantage Term
Common
09247A101
126
14000
SH

SOLE

14000
0
0
Blackrock Investment Quality
Common
09247D105
286
23000
SH

SOLE

23000
0
0
Dreyfus Strategic Government Income
Common
261938104
476
52200
SH

SOLE

52200
0
0
Muniyield Insured Fund Inc.
Common
62630E107
273
22000
SH

SOLE

22000
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
338
26000
SH

SOLE

26000
0
0
Nuveen Select Tax-Free Income Portfolio
Sh Ben Int
67062F100
287
20000
SH

SOLE

20000
0
0
Van Kampen Am Cap Advantage
Sh Ben Int
92112K107
161
14100
SH

SOLE

14100
0
0
Van Kampen Am Cap Municipal Opportunity
Common
920935103
136
10000
SH

SOLE

10000
0
0